                      Excelsior Venture Investors III, LLC
                      For the Quarter ended April 30, 2003

                      Investor's Return To Date (per unit)


by the Master Fund from the investments.                   Date          Amount
                                                           ----          ------
Initial investment                                      05/11/2001     $ 500.00

Total distributions                                                         ---

Current Net Asset Value of Excelsior                                   $ 436.46
Venture Partners III, LLC (a)

Other Net Assets/ (Liabilities) (b)                                       (3.31)

Current Net Asset Value of Excelsior                                   $ 436.46
Venture Investors III, LLC

Total Return (annualized) (c)                                             -7.03%


                        Fund's Return on Capital Invested

Net Internal Rate of Return (IRR) (d)                                    -17.34%

Multiple of Capital Invested (e)                                           0.79x

Date       Total
         Investment    Cash (Net of       Public       Private         Limited      Cumulative
           Value       Liabilities)    Securities    Securities    Partnerships   Distributions
 5/01      500.00         500.00          0.00           0.00          0.00           0.00
10/01      495.99         411.71          0.00          82.99          1.29           0.00
10/02      469.14         283.71          0.00         180.29          5.14           0.00
 4/03      433.15         244.58          0.00         183.73          8.15           0.00

Second Quarter 2003 Report for Excelsior Venture Investors III, LLC

Excelsior Venture Investors III, LLC has invested substantially all of its $94.6 million of investors' capital, net of offering costs, in Excelsior Venture Partners III, LLC ("EVP III" or the "Master Fund"), a master fund with $146.1 million in assets, net of offering costs. As of April 30, 2003, the Master Fund has committed 57.7% and invested 48.2% of the initial capital raised.

An investor's total return for Excelsior Venture Investors III was -2.87% for the quarter. Since inception, the fund's annualized return is -7.03% and its cumulative return is -13.37%.

EVP III's Portfolio Developments

Direct Investments

In March 2003, the Master Fund added another direct investment to its portfolio. EVP III invested $4 million in Gyration, Inc., a provider of hardware and software solutions for business communication, PC and gaming markets. Raghav Nandagopal joined Gyration's Board of Directors as part of the Series C financing.

The Master Fund also participated in several follow-on financings this quarter:

.. EVP III invested $1.5 million in the Series C round of Silverback Systems, Inc. Silverback is a provider of silicon and software solutions that enable IP based storage area networks and data center systems.

.. EVP III invested $1.1 million in the Series A1 round of MIDAS Vision Systems, Inc., a developer of automated optical inspection systems for advanced substrates and microelectronics packaging industries.

.. EVP III invested $1 million in the Series A round of Pilot Software Acquisition, Inc., a provider of business analysis solutions.

In advance of a new round of financing, the Master Fund wrote down its investment in NanoOpto Corp. this quarter.

The Master Fund wrote off its investment in Ancile Pharmaceuticals, Inc. Ancile was engaged in merger discussions and chose not to proceed with the transaction as the merger partner was unable to conclude a financing that was a condition of the proposed transaction. Ancile is currently evaluating strategic options.

Fund Investments

The Master Fund did not make additional commitments to third party funds this quarter; however, did make capital contributions to each of the limited partnership investments in the portfolio.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. This summary is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any security, investment, or fund, nor does it contend to address the financial objectives, situation or specific needs of any individual reader. Likewise, the information presented does not constitute, and should not be construed as, investment advice or recommendations with respect to the securities mentioned. Past performance is no guarantee of future results. U.S. Trust Corporation and its affiliates are wholly owned subsidiaries of The Charles Schwab Corporation. Additional information is available upon request.

 This material may only be presented to members of Excelsior Venture Investors
                                    III, LLC.

                      Excelsior Venture Investors III, LLC
          Summary of the Master Fund's Investments as of April 30, 2003

                                                                                                          Original         Carrying
Private Companies                    Business Description                                                     Cost            Value
                                                                                                      ------------     ------------
Adeza Biomedical Corp.               Developer of diagnostic products and services for
                                     women's reproductive healthcare                                  $  3,000,000     $  3,000,000
Ancile Pharmaceuticals, Inc.         Developer and manufacturer of prescription branded
                                     botanical drugs for chronic disease  conditions                     3,850,000              ---
Archemix Corp.                       Developer of acid nucleic-based biotherapeutics and
                                     drug discovery tools                                                1,314,285        1,314,285
Cenquest, Inc.                       Intermediary provider of accredited business and
                                     management degree programs                                          2,000,000              ---
Ethertronics, Inc.                   Developer of high performance, embedded antennas
                                     for mobile device market                                            4,650,000        4,650,000
Genoptix, Inc.                       Developer and designer of the first laser-based
                                     platform for analyzing, sorting and manipulating
                                     living cells without the need for any dyes or labels                2,500,000        2,500,000
Gyration, Inc.                       Provider of hardware and software solutions for
                                     business communication, PC and gaming markets                       4,000,000        4,000,000
LightConnect, Inc.                   Designer and manufacturer of dynamic optical
                                     components for network applications                                 5,992,000        1,940,563
LogicLibrary, Inc.                   Provider of software asset management solutions
                                     enabling rapid application assembly                                 2,000,000        2,000,000
MIDAS Vision Systems, Inc.           Developer of automated optical inspection systems
                                     for advanced substrates and microelectronics
                                     packaging industries                                                5,054,960        1,554,302
Monterey Design Systems, Inc.        Developer of advanced development tools for
                                     the semiconductor industry                                          4,750,000        4,750,000
NanoOpto Corp.                       Designer, manufacturer and marketer of integrated
                                     optical components using nanotechnology
                                     manufacturing platforms                                             2,231,212        1,115,606
NetLogic Microsystems, Inc.          Developer of advanced network search engines                        5,000,000        5,000,000
OpVista, Inc.                        Developer of bandwidth enhancing optical networking
                                     solutions                                                           4,000,000        4,000,000
Pilot Software Acquisition Corp.     Provider of business analysis solutions                             3,000,000        4,000,000
Senomyx, Inc.                        Developer of proprietary flavor and fragrance molecules
                                     for the food, beverage, cosmetic and pharmaceutical
                                     industries                                                          1,500,000        1,500,000
Silverback Systems, Inc.             Provider of silicon and software solutions that enable
                                     IP based storage area networks and data center systems              2,915,615        2,915,615
Tensys Medical, Inc.                 Developer of non-invasive arterial blood pressure
                                     monitoring systems                                                  5,000,000        5,000,000
Virtual Silicon Technology, Inc.     Supplier of semiconductor intellectual property and
                                     process technology to manufacturers and designers
                                     of systems-on-chip                                                  5,000,000        5,000,000
                                                                                                      ------------     ------------
                                                                      Private Companies Total         $ 67,758,072     $ 54,240,371

Limited Partnerships

Advanced Technology Ventures VII,    Varied-stage information technology, communications
L.P.                                 and life sciences companies                                      $    450,000     $    356,519
Burrll Life Sciences Capital Fund,   Varied-stage life sciences companies
L.P.                                                                                                       300,000          252,203
CHL Medical Partners II, L.P.        Start up and early stage medical technology and
                                     life sciences companies                                               430,000          383,909
Morgenthaler Partners VII, L.P.      Varied-stage information technology,
                                     communications and life sciences companies                            750,000          616,367
Prospect Venture Partners II, L.P.   Varied-stage life sciences companies                                  660,429          540,109
Tallwood II, L.P.                    Early-stage information technology companies                          300,000          257,400
                                                                                                      ------------     ------------
                                                                   Limited Partnerships Total         $  2,890,429     $  2,406,507

                                                                Total Current Investments (e)         $ 70,648,501     $ 56,646,878


                                                    Cash and Equivalents (Net of Liabilities)           72,201,515       72,201,515
                                                                                                      ------------     ------------
                                                  Investment Total/Net Asset Value of EVP III         $142,850,016     $128,848,393
                                                                                                      ============     ============

                                                                                                        Carrying
                                                                                                           Value               % of
Private Companies                    Business Description                                              per Share                NAV
                                                                                                      ----------              -----
Adeza Biomedical Corp.               Developer of diagnostic products and services for
                                     women's reproductive healthcare                                  $    10.16              2.33%
Ancile Pharmaceuticals, Inc.         Developer and manufacturer of prescription branded
                                     botanical drugs for chronic disease  conditions                         ---              0.00%
Archemix Corp.                       Developer of acid nucleic-based biotherapeutics and
                                     drug discovery tools                                                   4.45              1.02%
Cenquest, Inc.                       Intermediary provider of accredited business and
                                     management degree programs                                              ---              0.00%
Ethertronics, Inc.                   Developer of high performance, embedded antennas
                                     for mobile device market                                              15.75              3.61%
Genoptix, Inc.                       Developer and designer of the first laser-based
                                     platform for analyzing, sorting and manipulating
                                     living cells without the need for any dyes or labels                   8.47              1.94%
Gyration, Inc.                       Provider of hardware and software solutions for
                                     business communication, PC and gaming markets                         13.55              3.10%
LightConnect, Inc.                   Designer and manufacturer of dynamic optical
                                     components for network applications                                    6.57              1.51%
LogicLibrary, Inc.                   Provider of software asset management solutions
                                     enabling rapid application assembly                                    6.77              1.55%
MIDAS Vision Systems, Inc.           Developer of automated optical inspection systems
                                     for advanced substrates and microelectronics
                                     packaging industries                                                   5.27              1.21%
Monterey Design Systems, Inc.        Developer of advanced development tools for
                                     the semiconductor industry                                            16.09              3.69%
NanoOpto Corp.                       Designer, manufacturer and marketer of integrated
                                     optical components using nanotechnology
                                     manufacturing platforms                                                3.78              0.87%
NetLogic Microsystems, Inc.          Developer of advanced network search engines                          16.94              3.88%
OpVista, Inc.                        Developer of bandwidth enhancing optical networking
                                     solutions                                                             13.55              3.10%
Pilot Software Acquisition Corp.     Provider of business analysis solutions                               13.55              3.10%
Senomyx, Inc.                        Developer of proprietary flavor and fragrance molecules
                                     for the food, beverage, cosmetic and pharmaceutical
                                     industries                                                             5.08              1.16%
Silverback Systems, Inc.             Provider of silicon and software solutions that enable
                                     IP based storage area networks and data center systems                 9.88              2.26%
Tensys Medical, Inc.                 Developer of non-invasive arterial blood pressure
                                     monitoring systems                                                    16.94              3.88%
Virtual Silicon Technology, Inc.     Supplier of semiconductor intellectual property and
                                     process technology to manufacturers and designers
                                     of systems-on-chip                                                    16.94              3.88%
                                                                                                      ----------             -----
                                                                      Private Companies Total         $   183.73             42.10%

Limited Partnerships

Advanced Technology Ventures VII,    Varied-stage information technology, communications
L.P.                                 and life sciences companies                                      $     1.21              0.28%
Burrll Life Sciences Capital Fund,   Varied-stage life sciences companies
L.P.                                                                                                        0.85              0.20%
CHL Medical Partners II, L.P.        Start up and early stage medical technology and
                                     life sciences companies                                                1.30              0.30%
Morgenthaler Partners VII, L.P.      Varied-stage information technology,
                                     communications and life sciences companies                             2.09              0.48%
Prospect Venture Partners II, L.P.   Varied-stage life sciences companies                                   1.83              0.42%
Tallwood II, L.P.                    Early-stage information technology companies                           0.87              0.20%
                                                                                                      ----------             -----
                                                                   Limited Partnerships Total         $     8.15              1.87%

                                                                Total Current Investments (e)         $   191.89              44.0%
                                                    Cash and Equivalents (Net of Liabilities)             244.58              56.0%
                                                                                                      ----------             -----
                                                  Investment Total/Net Asset Value of EVP III         $   436.46             100.0%
                                                                                                      ==========             =====

 This material may only be presented to members of Excelsior Venture Investors
                                   III, LLC.

                      Excelsior Venture Investors III, LLC
                                  (the "Fund")

a) Current Net Asset Value: The value of the Master Fund's assets as determined by the Investment Adviser and a committee of the Board less the Master Fund's liabilities, including an accrual for the incentive fees payable to the Investment Adviser, divided by the number of outstanding shares. In valuing the Master Fund's assets, securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost.

     The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Master Fund from the investments.

b) Other Net Assets/(Liabilities): Includes a reserve established for the payment of a per annum fee of 0.1% of net assets of the Fund that are not represented by the Fund's investment in the Master Fund. Other net assets/(liabilities) specific to the Fund are also reflected.

c) Total Return (annualized): Reflects the total investment value (NAV plus cumulative distributions) as an annualized percentage of the share cost.

d) Net IRR (Internal Rate of Return): The annual rate of return that equates the cashflows and current carrying value of the Master Fund's holdings, net of accrued incentive fees, to the original capital invested. The calculation does not include cash that has been invested in money market type instruments, nor any other fees associated with the Master Fund.

e) Multiple of Capital Invested: The sum of realized proceeds and current carrying value of the Master Fund's holdings divided by the original capital invested. The calculation does not include cash that has been invested in money market type instruments, nor any fee associated with the Master Fund.

f) Total Current Investments: The current total value of investments held by the Master Fund as determined by the Managing Investment Adviser and a valuation committee of the Board, excluding cash and cash equivalents.


 This material may only be presented to members of Excelsior Venture Investors
                                    III, LLC.